CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000
Customer E	503,676	520,358	*	*
Customer F	*	*	54,389	8,335

Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2019	2020
	RMB’000	RMB’000	US$’000
Customer E	37,254	*	*
Customer F	*	17,706	2,713

Purchases
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000

Supplier A	133,550	59,465	*	*
Supplier B	92,291	49,802	63,608	9,748
Supplier C	*	91,268	*	*
Supplier D	*	*	13,833	2,120
Supplier E	*	*	12,431	1,905

Accounts payable
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Supplier A	48,229	*	*
Supplier B	41,104	28,929	4,433
Supplier C	23,456	*	*
Supplier D	*	12,853	1,970
Supplier E	*	6,290	964